FINANCIAL ASSETS HELD FOR TRADING / TRADING INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets Held For Trading Trading Investments
Schedule of instruments deemed as financial trading investments

The detail of instruments deemed as financial trading investments is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Chilean Central Bank and Government securities
Chilean Central Bank Bonds	22,947	272,272
Chilean Central Bank Notes	-	-
Other Chilean Central Bank and Government securities	48,211	209,370
Subtotal	71,158	481,642

Other Chilean securities
Time deposits in Chilean financial institutions	-	-
Mortgage finance bonds of Chilean financial institutions	-	-
Chilean financial institution bonds	-	-
Chilean corporate bonds	-	-
Other Chilean securities	-	-
Subtotal	-	-

Foreign financial securities
Foreign Central Banks and Government securities	-	-
Other foreign financial instruments	5,883	-
Subtotal	5,883	-

Investments in mutual funds
Funds managed by related entities	-	4,094
Funds managed by others	-	-
Subtotal	-	4,094

Total	77,041	485,736